Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 83.5%

Security	Shares	Value
China — 27.2%
3SBio, Inc.(1)(2)	6,000	$ 5,477
51job, Inc. ADR(2)	185	12,950
Agile Group Holdings, Ltd.	12,000	15,972
Alibaba Group Holding, Ltd. ADR(2)	10,191	2,371,751
A-Living Smart City Services Co., Ltd., Class H(1)	2,750	12,206
ANTA Sports Products, Ltd.	7,000	111,070
Autohome, Inc. ADR	1,007	100,317
Bank of Communications Co., Ltd., Class H	278,000	147,051
Baozun, Inc. ADR(2)(3)	300	10,305
BeiGene, Ltd.(2)	6,300	127,635
Beijing Enterprises Water Group, Ltd.	30,000	12,069
BYD Co., Ltd., Class H(3)	5,000	131,641
China Biologic Products Holdings, Inc.(2)	219	25,866
China CITIC Bank Corp, Ltd., Class H	169,000	71,789
China Communications Services Corp., Ltd., Class H	16,000	7,068
China Conch Venture Holdings, Ltd.	13,000	63,259
China Everbright Bank Co., Ltd., Class H	60,000	22,883
China Everbright Environment Group, Ltd.	19,000	10,733
China Galaxy Securities Co., Ltd., Class H	46,000	28,860
China Hongqiao Group, Ltd.	18,500	16,961
China International Capital Corp., Ltd., Class H(1)(2)	19,600	53,140
China Jinmao Holdings Group, Ltd.	42,000	19,346
China Lesso Group Holdings, Ltd.	11,000	17,235
China Literature, Ltd.(1)(2)(3)	1,800	14,151
China Longyuan Power Group Corp., Ltd., Class H	22,000	22,121
China Medical System Holdings, Ltd.	8,000	8,938
China Mengniu Dairy Co., Ltd.(2)	26,000	156,758
China Merchants Bank Co., Ltd., Class H	42,500	268,857
China Minsheng Banking Corp., Ltd., Class H(3)	79,000	45,034
China National Building Material Co., Ltd., Class H	46,000	55,370
China Resources Land, Ltd.	24,000	98,901
China Tower Corp, Ltd., Class H(1)(3)	338,000	49,734
China Vanke Co., Ltd., Class H	10,700	36,939
China Yongda Automobiles Services Holdings, Ltd.	8,500	14,095
Chongqing Rural Commercial Bank Co., Ltd., Class H	31,000	12,644
Country Garden Holdings Co., Ltd.	65,000	89,718
Country Garden Services Holdings Co., Ltd.	11,000	74,421
CSPC Pharmaceutical Group, Ltd.	57,600	58,645
Dali Foods Group Co., Ltd.(1)	17,500	10,002
ENN Energy Holdings, Ltd.	5,300	77,802
Far East Horizon, Ltd.	40,000	41,231
Fuyao Glass Industry Group Co., Ltd., Class H(1)	3,600	19,815
GDS Holdings, Ltd. ADR(2)	624	58,431
Geely Automobile Holdings, Ltd.	55,000	188,326
Genscript Biotech Corp.(2)	4,000	5,820
Security	Shares	Value
China (continued)
Great Wall Motor Co., Ltd., Class H	23,500	$ 80,854
Greentown Service Group Co., Ltd.	8,000	9,890
Guangdong Investment, Ltd.	20,000	36,054
Guangzhou R&F Properties Co., Ltd., Class H	7,200	9,273
Guotai Junan Securities Co., Ltd., Class H(1)	9,200	13,406
Haidilao International Holding, Ltd.(1)	7,000	53,981
Haitong Securities Co., Ltd., Class H	38,000	33,959
Hengan International Group Co., Ltd.	4,500	31,863
Huatai Securities Co., Ltd., Class H(1)	20,600	32,434
Huazhu Group, Ltd. ADR	2,276	102,488
HUYA, Inc. ADR(2)(3)	484	9,646
Innovent Biologics, Inc.(1)(2)	7,500	79,201
JD.com, Inc. ADR(2)	8,780	771,762
JOYY, Inc. ADR	586	46,868
Kingdee International Software Group Co., Ltd.(2)	16,000	65,321
Kingsoft Corp., Ltd.(3)	5,000	32,329
KWG Property Holding, Ltd.	9,500	12,980
Li Ning Co., Ltd.	15,500	106,658
Logan Group Co., Ltd.	8,000	13,105
Meituan, Class B(2)	29,600	1,114,246
Minth Group, Ltd.	4,000	21,163
Momo, Inc. ADR	1,100	15,356
NetEase, Inc. ADR	3,519	337,015
New Oriental Education & Technology Group, Inc. ADR(2)	1,200	222,972
NIO, Inc. ADR(2)	6,533	318,418
Pinduoduo, Inc. ADR(2)	2,939	522,172
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	3,100	37,650
Postal Savings Bank of China Co., Ltd., Class H(1)	120,000	67,807
Seazen Group, Ltd.(2)	24,000	20,048
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	16,000	36,199
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	3,500	16,730
Shenzhen International Holdings, Ltd.	6,500	10,502
Shimao Group Holdings, Ltd.	8,000	25,482
Silergy Corp.	1,000	86,062
Sinopharm Group Co., Ltd., Class H	7,200	17,466
Sunac China Holdings, Ltd.	21,000	77,626
Sunny Optical Technology Group Co., Ltd.	5,200	113,612
TAL Education Group ADR(2)	2,999	214,458
Tencent Holdings, Ltd.	36,900	2,655,094
Tingyi (Cayman Islands) Holding Corp.	16,000	27,368
Tongcheng Elong Holdings, Ltd.(2)	6,000	11,629
TravelSky Technology, Ltd., Class H	5,000	12,080
Trip.com Group, Ltd. ADR(2)	3,700	124,801
United Energy Group, Ltd.(2)	88,000	17,380
Vipshop Holdings, Ltd. ADR(2)	3,993	112,243
Want Want China Holdings, Ltd.	42,000	30,365
Weibo Corp. ADR(2)(3)	500	20,495

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Weichai Power Co., Ltd., Class H	11,000	$ 22,118
WuXi AppTec Co., Ltd., Class H(1)	1,400	27,464
Wuxi Biologics Cayman, Inc.(1)(2)	25,500	338,164
Xinyi Solar Holdings, Ltd.	22,000	57,689
Yihai International Holding Ltd.(2)	4,000	59,403
Yum China Holdings, Inc.	3,543	202,270
Zai Lab, Ltd. ADR(2)	275	37,218
ZhongAn Online P&C Insurance Co., Ltd., Class H(1)(2)	5,400	25,165
Zhongsheng Group Holdings, Ltd.	3,500	25,002
Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,900	17,042
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	10,200	12,239
ZTO Express Cayman, Inc. ADR	4,690	136,760
		$13,592,382
Colombia — 5.4%
Banco Davivienda S.A., PFC Shares	18,637	$199,314
Bancolombia S.A.	52,765	542,639
Empresa de Energia de Bogota S.A. ESP	399,588	310,421
Grupo de Inversiones Suramericana S.A.	47,339	351,880
Grupo Nutresa S.A.	30,535	214,981
Interconexion Electrica S.A. ESP	65,960	497,290
Millicom International Cellular S.A. SDR(2)	14,591	573,950
		$2,690,475
Egypt — 3.1%
Commercial International Bank Egypt SAE	405,037	$1,530,075
		$1,530,075
Greece — 5.6%
Eurobank Ergasias S.A.(2)	745,362	$523,637
Hellenic Telecommunications Organization S.A.	64,587	1,038,598
JUMBO S.A.	31,081	535,992
Motor Oil (Hellas) Corinth Refineries S.A.	1,542	22,170
Mytilineos S.A.	48,585	705,287
		$2,825,684
Hong Kong — 0.9%
Alibaba Health Information Technology, Ltd.(2)	28,000	$82,881
China Gas Holdings, Ltd.	25,600	101,445
China Overseas Land & Investment, Ltd.	26,000	56,485
China Resources Gas Group, Ltd.	8,000	42,524
Hutchison China MediTech, Ltd. ADR(2)	500	16,010
Kingboard Chemical Holdings, Ltd.	4,500	18,986
Kingboard Laminates Holdings, Ltd.	6,500	10,620
Nine Dragons Paper Holdings, Ltd.	13,000	18,480
Sino Biopharmaceutical, Ltd.	76,500	73,776
Sun Art Retail Group, Ltd.(3)	16,000	16,278
Security	Shares	Value
Hong Kong (continued)
Yuexiu Property Co., Ltd.	48,000	$ 9,658
		$ 447,143
Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	190,700	$ 23,308
Bank Central Asia Tbk PT	107,100	258,168
Bank Mandiri Persero Tbk PT	201,300	90,837
Bank Negara Indonesia Persero Tbk PT	72,200	31,792
Bank Rakyat Indonesia Persero Tbk PT	573,500	170,503
Charoen Pokphand Indonesia Tbk PT	139,500	64,877
Indah Kiat Pulp & Paper Corp. Tbk PT	26,500	19,691
Indofood CBP Sukses Makmur Tbk PT	43,700	29,794
Kalbe Farma Tbk PT	326,400	34,388
Perusahaan Gas Negara Tbk PT	107,500	12,680
Sarana Menara Nusantara Tbk PT	161,100	11,014
Telkom Indonesia Persero Tbk PT	513,000	120,947
Unilever Indonesia Tbk PT	159,800	83,640
		$951,639
Mexico — 1.8%
Alfa SAB de CV, Class A	22,600	$16,263
America Movil SAB de CV, Series L	146,400	106,603
Arca Continental SAB de CV	3,500	16,737
Becle SAB de CV	4,410	11,103
Bolsa Mexicana de Valores SAB de CV	4,400	10,487
Coca-Cola Femsa SAB de CV	4,200	19,344
Controladora Nemak SAB de CV(2)	22,600	2,998
Fibra Uno Administracion SA de CV	24,000	27,148
Fomento Economico Mexicano SAB de CV	14,900	113,011
Gruma SAB de CV, Class B	1,620	19,308
Grupo Aeroportuario del Centro Norte SAB de CV(2)	2,700	17,417
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	3,000	33,468
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	885	14,667
Grupo Bimbo SAB de CV, Series A	13,200	28,623
Grupo Cementos de Chihuahua SAB de CV	2,400	14,535
Grupo Financiero Banorte SAB de CV, Class O(2)	25,200	138,857
Grupo Financiero Inbursa SAB de CV, Class O(2)	22,500	22,636
Grupo Televisa SAB, Series CPO(2)	18,400	30,162
Industrias Penoles SAB de CV	1,725	29,326
Infraestructura Energetica Nova SAB de CV(2)	4,000	15,689
Kimberly-Clark de Mexico SAB de CV, Class A	12,300	20,997
Orbia Advance Corp. SAB de CV	8,000	18,811
Promotora y Operadora de Infraestructura SAB de CV	1,770	15,694
Ternium S.A. ADR(2)	832	24,195
Wal-Mart de Mexico SAB de CV	41,500	116,578
		$884,657

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	17,000	$ 16,713
Ayala Corp.	4,140	71,233
Bank of the Philippine Islands	13,400	22,676
BDO Unibank, Inc.	14,200	31,616
Globe Telecom, Inc.	320	13,541
GT Capital Holdings, Inc.	1,200	14,623
JG Summit Holdings, Inc.	34,305	51,221
Manila Electric Co.	1,900	11,565
Megaworld Corp.	145,000	12,315
PLDT, Inc.	775	21,640
SM Investments Corp.	3,600	78,680
SM Prime Holdings, Inc.	135,900	108,970
Universal Robina Corp.	6,700	21,265
		$476,058
South Korea — 18.7%
AMOREPACIFIC Corp.	252	$47,850
AMOREPACIFIC Group	251	12,700
BGF retail Co., Ltd.	79	9,869
BNK Financial Group, Inc.	2,840	14,878
Celltrion Healthcare Co., Ltd.(2)	1,009	151,723
Celltrion, Inc.(2)	1,354	448,171
Cheil Worldwide, Inc.	1,539	29,239
CJ CheilJedang Corp.	167	58,654
CJ Corp.	333	28,269
CJ Logistics Corp.(2)	102	15,558
Coway Co., Ltd.(2)	528	35,384
DB Insurance Co., Ltd.	408	16,443
Doosan Bobcat, Inc.	551	15,087
Douzone Bizon Co., Ltd.	175	16,767
Fila Holdings Corp.	443	17,865
GS Holdings Corp.	974	33,700
Hana Financial Group, Inc.	2,641	84,119
Hankook Tire & Technology Co., Ltd.	439	15,949
Hanmi Pharm Co., Ltd.	102	34,468
Hanon Systems	1,500	22,457
Helixmith Co., Ltd.(2)	369	11,238
HLB, Inc.(2)	415	35,391
Hotel Shilla Co., Ltd.	143	10,849
Hyundai Engineering & Construction Co., Ltd.	1,615	55,767
Hyundai Glovis Co., Ltd.	106	17,986
Hyundai Heavy Industries Holdings Co., Ltd.	102	26,669
Hyundai Marine & Fire Insurance Co., Ltd.	547	11,469
Hyundai Mobis Co., Ltd.	881	207,357
Hyundai Motor Co.(2)	1,985	351,847
Industrial Bank of Korea(2)	1,200	9,785
Kakao Corp.(2)	493	176,898
Security	Shares	Value
South Korea (continued)
KB Financial Group, Inc.(2)	3,581	$ 142,227
KMW Co., Ltd.(2)	237	17,620
Korea Investment Holdings Co., Ltd.	213	15,521
Korea Zinc Co., Ltd.	239	88,506
KT Corp.(2)	2,198	48,586
Kumho Petrochemical Co., Ltd.	193	25,822
LG Chem, Ltd.	585	444,844
LG Corp.	1,050	84,727
LG Display Co., Ltd.(2)	2,188	37,400
LG Electronics, Inc.(2)	1,097	136,600
LG Household & Health Care, Ltd.	86	128,357
LG Innotek Co., Ltd.	100	16,844
LG Uplus Corp.	2,080	22,523
Lotte Chemical Corp.	149	37,939
Mirae Asset Daewoo Co., Ltd.	1,777	15,473
NAVER Corp.	1,398	376,858
NCSoft Corp.	155	133,075
Netmarble Corp.(1)(2)	331	40,128
NH Investment & Securities Co., Ltd.	1,530	15,944
Orion Corp. of Republic of Korea	538	61,441
Pearl Abyss Corp.(2)	70	16,785
S-1 Corp.	177	13,859
Samsung C&T Corp.	791	100,690
Samsung Electro-Mechanics Co., Ltd.	529	86,874
Samsung Electronics Co., Ltd.	51,817	3,869,459
Samsung Engineering Co., Ltd.(2)	4,208	51,449
Samsung Fire & Marine Insurance Co., Ltd.	235	40,596
Samsung Heavy Industries Co., Ltd.(2)	5,123	33,276
Samsung SDI Co., Ltd.(2)	492	285,137
Samsung SDS Co., Ltd.	268	44,111
Samsung Securities Co., Ltd.	500	18,655
Shinhan Financial Group Co., Ltd.(2)	3,998	118,633
Shinsegae, Inc.	60	13,253
SK Hynix, Inc.(2)	5,417	591,691
SK Telecom Co., Ltd.	255	56,040
Woori Financial Group, Inc.(2)	4,526	40,608
Yuhan Corp.	759	52,556
		$9,348,513
Taiwan — 14.6%
Accton Technology Corp.	2,000	$22,549
Acer, Inc.(2)	26,000	21,938
Advantech Co., Ltd.	3,299	41,183
Airtac International Group	3,000	96,422
ASE Technology Holding Co., Ltd.	19,000	55,116
Asustek Computer, Inc.	4,000	35,723
AU Optronics Corp.(2)	35,000	17,512

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Catcher Technology Co., Ltd.	11,000	$ 80,883
Cathay Financial Holding Co., Ltd.	62,000	93,358
Chailease Holding Co., Ltd.	10,400	62,249
Chang Hwa Commercial Bank, Ltd.	39,520	25,259
Cheng Shin Rubber Industry Co., Ltd.	7,000	10,991
Chicony Electronics Co., Ltd.	5,000	15,366
China Development Financial Holding Corp.	91,000	30,133
China Life Insurance Co., Ltd.	12,720	10,068
China Steel Corp.	101,000	89,039
Chroma ATE, Inc.	8,000	47,956
Chunghwa Telecom Co., Ltd.	33,000	128,019
Compal Electronics, Inc.	17,000	12,545
CTBC Financial Holding Co., Ltd.	147,000	103,175
Delta Electronics, Inc.	16,000	150,047
E.Sun Financial Holding Co., Ltd.	87,455	79,600
Elite Material Co., Ltd.	4,000	22,421
Far Eastern New Century Corp.	11,000	11,353
Far EasTone Telecommunications Co., Ltd.	13,000	28,341
First Financial Holding Co., Ltd.	72,100	54,866
Formosa Petrochemical Corp.	9,000	32,009
Foxconn Technology Co., Ltd.	8,000	15,240
Fubon Financial Holding Co., Ltd.	59,000	98,256
Genius Electronic Optical Co., Ltd.	1,000	20,240
Giant Manufacturing Co., Ltd.	2,000	19,597
Globalwafers Co., Ltd.	1,000	25,262
Hiwin Technologies Corp.	4,244	58,264
Hotai Motor Co., Ltd.	3,000	68,845
Hua Nan Financial Holdings Co., Ltd.	52,801	34,324
Inventec Corp.	15,000	12,831
Largan Precision Co., Ltd.	1,000	113,962
Lite-On Technology Corp.	8,000	14,194
Macronix International	9,000	13,598
MediaTek, Inc.	12,000	320,007
Mega Financial Holding Co., Ltd.	76,000	80,665
Micro-Star International Co., Ltd.	4,000	18,907
Nanya Technology Corp.	5,000	15,501
Nien Made Enterprise Co., Ltd.	2,000	23,255
Novatek Microelectronics Corp.	4,000	52,633
Parade Technologies, Ltd.	1,000	39,591
Pegatron Corp.	14,000	33,611
Phison Electronics Corp.	1,000	11,864
Pou Chen Corp.	8,000	8,950
Powertech Technology, Inc.	3,000	10,162
President Chain Store Corp.	4,000	37,960
Quanta Computer, Inc.	17,000	49,052
Radiant Opto-Electronics Corp.	4,000	16,292
Realtek Semiconductor Corp.	2,000	27,863
Security	Shares	Value
Taiwan (continued)
Shanghai Commercial & Savings Bank, Ltd. (The)	23,000	$ 33,692
Shin Kong Financial Holding Co., Ltd.	89,946	28,287
Silicon Motion Technology Corp. ADR(3)	324	15,601
Simplo Technology Co., Ltd.	1,000	12,486
Sino-American Silicon Products, Inc.	5,000	31,662
SinoPac Financial Holdings Co., Ltd.	71,000	28,962
Synnex Technology International Corp.	10,000	16,755
Taishin Financial Holding Co., Ltd.	72,642	34,310
Taiwan Business Bank	28,350	9,831
Taiwan Cement Corp.	34,650	53,347
Taiwan Cooperative Financial Holding Co., Ltd.	51,500	37,342
Taiwan Fertilizer Co., Ltd.	16,000	30,909
Taiwan High Speed Rail Corp.	8,000	9,041
Taiwan Mobile Co., Ltd.	11,000	38,719
Taiwan Semiconductor Manufacturing Co., Ltd.	192,000	3,632,153
Teco Electric and Machinery Co., Ltd.	32,000	31,535
Tripod Technology Corp.	4,000	16,916
Unimicron Technology Corp.	13,000	40,614
Uni-President Enterprises Corp.	34,000	81,776
United Microelectronics Corp.	86,000	144,632
Vanguard International Semiconductor Corp.	4,000	16,550
Voltronic Power Technology Corp.	1,050	41,955
Walsin Lihwa Corp.	54,000	37,180
Walsin Technology Corp.	6,000	49,370
Win Semiconductors Corp.	3,000	37,030
Wistron Corp.	11,000	12,171
Wiwynn Corp.	1,000	25,110
WPG Holdings, Ltd.	11,000	16,818
Yageo Corp.	2,000	37,020
Yuanta Financial Holding Co., Ltd.	88,400	64,761
Zhen Ding Technology Holding, Ltd.	2,000	8,139
		$7,293,721
United Arab Emirates — 3.4%
Abu Dhabi Commercial Bank PJSC	114,789	$194,276
Abu Dhabi Islamic Bank PJSC	45,541	58,425
Aldar Properties PJSC	194,733	167,346
Dubai Islamic Bank PJSC	75,050	94,537
Emaar Malls PJSC(2)	96,673	48,306
Emirates NBD Bank PJSC	63,806	179,524
Emirates Telecommunications Group Co. PJSC	72,106	332,145
First Abu Dhabi Bank PJSC	181,086	638,563
		$1,713,122
Total Common Stocks (identified cost $30,648,104)		$41,753,469

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 13.6%

Other — 13.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	6,757,776	$ 6,758,452
Total Other (identified cost $6,758,564)		$ 6,758,452

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.08%(5)	40,130	$ 40,130
Total Securities Lending Collateral (identified cost $40,130)		$ 40,130
Total Short-Term Investments (identified cost $6,798,694)		$ 6,798,582

Total Investments — 97.1% (identified cost $37,446,798)	$48,552,051
Other Assets, Less Liabilities — 2.9%	$ 1,462,080
Net Assets — 100.0%	$50,014,131

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $879,925 or 1.8% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at December 31, 2020. The aggregate market value of securities on loan at December 31, 2020 was $364,959 and the total market value of the collateral received by the Fund was $382,159, comprised of cash of $40,130 and U.S. government and/or agencies securities of $342,029.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	21.7%
Consumer Discretionary	16.8
Financials	14.8
Communication Services	13.2
Industrials	4.3
Health Care	3.5
Consumer Staples	3.1
Utilities	2.3
Materials	1.9
Real Estate	1.7
Energy	0.2
Total	83.5%

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,513,085	EUR	2,108,407	Standard Chartered Bank	1/8/21	$ —	$(62,876)
USD	346,596	AED	1,275,750	Standard Chartered Bank	5/31/22	—	(227)
USD	119,957	AED	443,000	Standard Chartered Bank	5/31/22	—	(476)
USD	404,754	AED	1,495,000	Standard Chartered Bank	5/31/22	—	(1,674)
USD	1,035,295	AED	3,825,000	Standard Chartered Bank	5/31/22	—	(4,563)
						$ —	$(69,816)

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	38	Long	3/19/21	$2,447,580	$62,030
SGX NIFTY 50 Index	109	Long	1/28/21	3,055,488	(703)
					$61,327

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

Currency Abbreviations:
AED	– United Arab Emirates Dirham
EUR	– Euro
USD	– United States Dollar
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended December 31, 2020, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2020, the Fund entered into forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
At December 31, 2020, the value of the Fund's investment in affiliated funds was $6,758,452, which represents 13.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$4,546,415	$5,467,419	$(3,255,382)	$227	$(227)	$6,758,452	$677	6,757,776
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Emerging Markets Advancement Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$5,774,562	$7,817,820	$—	$13,592,382
Colombia	—	2,690,475	—	2,690,475
Egypt	—	1,530,075	—	1,530,075
Greece	—	2,825,684	—	2,825,684
Hong Kong	16,010	431,133	—	447,143
Indonesia	—	951,639	—	951,639
Mexico	884,657	—	—	884,657
Philippines	—	476,058	—	476,058
South Korea	—	9,348,513	—	9,348,513
Taiwan	15,601	7,278,120	—	7,293,721
United Arab Emirates	—	1,713,122	—	1,713,122
Total Common Stocks	$6,690,830	$35,062,639(1)	$—	$41,753,469
Short-Term Investments:
Other	$—	$6,758,452	$—	$6,758,452
Securities Lending Collateral	40,130	—	—	40,130
Total Investments	$6,730,960	$41,821,091	$ —	$48,552,051
Futures Contracts	$62,030	$ —	$ —	$62,030
Total	$6,792,990	$41,821,091	$ —	$48,614,081
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(69,816)	$ —	$(69,816)
Futures Contracts	(703)	—	—	(703)
Total	$(703)	$(69,816)	$ —	$(70,519)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.